Note 16 - Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of fair value measurement of assets [text block]
As at December 31, 2023	Level 1	Level 2	Level 3	Total
	$	$	$	$
Investments	8	-	-	8

As at December 31, 2022	Level 1	Level 2	Level 3	Total
	$	$	$	$
Investments	11	-	-	11